ISSUED CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2018
ISSUED CAPITAL AND RESERVES
ISSUED CAPITAL AND RESERVES

19	ISSUED CAPITAL AND RESERVES
The following table details the common shares of the Company as of December 31:

	2018	2017

Authorized common shares (nominal value of US$0.001 per share)	1,849,190,670	2,759,171,830

Issued shares	1,756,731,135	1,756,731,135
Treasury shares	(7,603,731)	(7,603,731)
Outstanding shares	1,749,127,404	1,749,127,404

On July 30, 2018, the Annual General Meeting approved to cancel 909,981,160 of authorized unissued common shares with par value USD 0.001. Following the cancellation, the authorized share capital of the Company has become US$1,849,190.67 divided into 1,849,190,670 common shares of par value USD 0.001 each, of which 1,756,731,135 are common shares in issue and fully paid. The rights of holders of issued shares are unaffected by the proposed reduction of authorized share capital.
The holders of common shares are, subject to our by-laws and Bermuda law, generally entitled to enjoy all the rights attaching to common shares.
As of December 31, 2018, the Company’s largest shareholders and remaining free float are as follows:

Shareholder	Common shares	% of common and voting shares

L1T VIP Holdings S.à r.l. (“LetterOne”)	840,625,001	47.9%
Telenor East Holding II AS (“Telenor”)	256,703,840	14.6%
Stichting Administratiekantoor Mobile Telecommunications Investor *	145,947,562	8.3%
Free Float	513,454,732	29.6%
Shares held by the Company or its subsidiaries (“Treasury shares”)	(7,603,731)	(0.40)%
Total outstanding common shares	1,749,127,404	100%

* LetterOne is the holder of the depositary receipts issued by Stichting and is therefore entitled to the economic benefits (dividend payments, other distributions and sale proceeds) of such depositary receipts and, indirectly, of the 145,947,562 common shares represented by the depositary receipts. According to the conditions of administration entered into between Stichting and LetterOne (“Conditions of Administration”) in connection with the transfer of 145,947,562 ADSs from LetterOne to Stichting on March 29, 2016, Stichting has the power to vote and direct the voting of, and the power to dispose and direct the disposition of, the ADSs, in its sole discretion, in accordance with the Conditions of Administration and Stichting’s articles of association.

Nature and purpose of reserves
Other capital reserves are mainly used to recognize the results of transactions that do not result in a change of control with non-controlling interest (see Note 15). The foreign currency translation reserve is used to record exchange differences arising from the translation of the financial statements of foreign subsidiaries, net of any related hedging activities (see Note 16).